CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [Line Items]
Cash and cash equivalents at the beginning of the year	€ 1,121,981	€ 1,388,901	€ 1,344,146
Cash flows from operating activities:
Net profit	1,525,913	1,257,457	939,294
Income tax expense	363,043	344,897	238,472
Amortization and depreciation	666,777	662,305	546,225
Provision accruals	81,546	64,834	72,331
Result from investments	(8,245)	(6,137)	(6,175)
Financial income	(147,100)	(132,319)	(83,858)
Financial expenses	145,895	147,334	133,474
Other non-cash expenses, net	91,909	79,813	46,653
Change in inventories	(157,526)	(309,564)	(153,890)
Change in trade receivables	(94,029)	(33,381)	(48,400)
Change in trade payables	7,672	43,277	103,981
Change in receivables from financing activities	(118,687)	(107,247)	(187,890)
Change in other operating assets and liabilities	(20,045)	48,642	140,008
Finance income received	49,673	32,432	5,158
Finance costs paid	(50,354)	(83,243)	(37,351)
Income tax paid	(409,786)	(292,463)	(304,692)
Total cash flows from operating activities	1,926,656	1,716,637	1,403,340
Cash flows used in investing activities:
Investments in intangible assets	(506,874)	(487,148)	(456,894)
Investments in property, plant and equipment	(482,277)	(381,762)	(347,725)
Investments in joint ventures	0	0	(1,367)
Proceeds from the sale of property, plant and equipment and intangible assets	2,041	2,458	578
Total cash flows used in investing activities	(987,110)	(866,452)	(805,408)
Cash flows used in financing activities:
Proceeds from bonds and notes	496,145	0	0
Repayments of bonds and notes	0	(575,702)	0
Proceeds from securitizations	340,499	151,217	218,924
Repayments of securitizations	(243,649)	(49,611)	(72,824)
Proceeds from borrowings from banks and other financial institutions	225,000	250,000	8,909
Repayments of borrowings from banks and other financial institutions	(104,690)	(72,500)	(55,000)
Proceeds from other debt	51,022	34,596	34,456
Repayments of other debt	(41,297)	(35,566)	(23,215)
Repayments of lease liabilities	(22,001)	(17,691)	(16,500)
Dividends paid to owners of the parent	(439,918)	(328,631)	(249,522)
Dividends paid to non-controlling interests	(4,788)	(4,890)	(2,266)
Share repurchases	(581,084)	(460,629)	(396,522)
Total cash flows used in financing activities	(324,761)	(1,109,407)	(553,560)
Translation exchange differences	5,448	(7,698)	383
Total change in cash and cash equivalents	620,233	(266,920)	44,755
Cash and cash equivalents at the end of the year	€ 1,742,214	€ 1,121,981	€ 1,388,901